PRIVATE PLACEMENT (Details) - Galata Acquisition Corp. - USD ($)		10 Months Ended	12 Months Ended
	Jul. 09, 2021	Dec. 31, 2021	Dec. 31, 2022	Jul. 15, 2021
PRIVATE PLACEMENT
Aggregate purchase price		$ 7,250,000
Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants issued	7,250,000
Over-allotment option | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants issued				750,000
Price of warrants				$ 1.00
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants issued			6,500,000
Price of warrants			$ 1.00
Number of shares per warrant	1
Exercise price of warrant	$ 11.50
Threshold period for not to transfer assign or sell any warrants after completion of initial business combination			30 days
Private Placement | Private Placement Warrants | Sponsor
PRIVATE PLACEMENT
Price of warrants	$ 1.00
Aggregate purchase price	$ 7,250,000